Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Information
43.
SEGMENT INFORMATION

In response to changes in the operating environment and new business challenges, the Company launched its organizational transformation and redesigned the operational decision-making processes and the performance assessment under the new structure. The aforementioned organizational transformation was effective from January 1, 2022. The Company redefined the reportable segments as "Consumer Business", "Enterprise Business", "International Business" and "Others" and restated the corresponding items of segment information for the comparative period. The reportable segments are managed separately because each segment represents a strategic business unit that serves different customers. Segment information is provided to the CEO who allocates resources and assesses segment performance. The Company’s measure of segment performance is mainly based on revenues and income before income tax.

Some operating segments have been aggregated into a single operating segment taking into account the following factors: (a) the type or class of customer for the telecommunications products and services are similar; (b) the nature of the telecommunications products and services are similar; and (c) the methods used to provide the services to the customers are similar.

The accounting policies of the operating segments are the same as those described in Note 3.

a.
Segment revenues and operating results

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2020
Revenues
From external customers	$126,064	$70,229	$6,094	$5,222	$207,609
Intersegment revenues	2,616	1,351	950	261	5,178
Segment revenues	$128,680	$71,580	$7,044	$5,483	212,787
Intersegment elimination					(5,178)
Consolidated revenues					$207,609
Segment income before income tax	$25,928	$12,263	$908	$3,727	$42,826

Year ended December 31, 2021
Revenues
From external customers	$129,912	$69,258	$6,122	$5,186	$210,478
Intersegment revenues	2,857	1,693	961	340	5,851
Segment revenues	$132,769	$70,951	$7,083	$5,526	216,329
Intersegment elimination					(5,851)
Consolidated revenues					$210,478
Segment income before income tax	$27,528	$15,094	$1,246	$2,199	$46,067

Year ended December 31, 2022
Revenues
From external customers	$132,063	$72,152	$7,189	$5,335	$216,739
Intersegment revenues	2,166	952	864	348	4,330
Segment revenues	$134,229	$73,104	$8,053	$5,683	221,069
Intersegment elimination					(4,330)
Consolidated revenues					$216,739
Segment income before income tax	$28,505	$15,607	$1,694	$1,398	$47,204

b.
Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2020

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(117)	$22	$199	$140	$244
Interest income	$8	$19	$22	$67	$116
Interest expenses	$125	$61	$5	$15	$206
Depreciation and amortization	$26,618	$8,960	$894	$666	$37,138
Gain (loss) on disposal of property, plant and equipment	$(15)	$(8)	$(1)	$1,452	$1,428
Gain on disposal of investment properties	$—	$—	$—	$151	$151
Reversal of impairment loss on investment properties	$—	$—	$—	$27	$27
Impairment loss on intangible assets	$9	$—	$—	$—	$9

For the year ended December 31, 2021

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(48)	$11	$272	$186	$421
Interest income	$7	$16	$5	$67	$95
Interest expenses	$131	$66	$7	$14	$218
Depreciation and amortization	$27,953	$9,700	$865	$698	$39,216
Impairment loss on right-of-use assets	$5	$382	$33	$—	$420
Reversal of impairment loss on investment properties	$—	$—	$—	$83	$83
Impairment loss on intangible assets	$29	$—	$—	$—	$29

For the year ended December 31, 2022

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(43)	$23	$315	$147	$442
Interest income	$11	$28	$8	$202	$249
Interest expenses	$151	$83	$7	$22	$263
Depreciation and amortization	$28,703	$9,714	$1,114	$739	$40,270
Reversal of impairment loss on investment properties	$—	$—	$—	$107	$107
Impairment loss on intangible assets	$9	$—	$—	$—	$9
c.
Main products and service revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$48,183	$49,043	$51,821
Fixed-line services	42,171	42,277	42,766
Sales	33,167	36,145	35,172
Others	2,543	2,447	2,304
	126,064	129,912	132,063
Enterprise Business
Fixed-line services	34,529	34,712	34,537
ICT business	24,073	22,299	24,248
Mobile services	8,190	8,446	8,942
Others	3,437	3,801	4,425
	70,229	69,258	72,152
International Business
Fixed-line services	4,692	5,008	5,063
ICT business	772	679	1,506
Others	630	435	620
	6,094	6,122	7,189
Others
Sales	4,313	4,335	4,553
Others	909	851	782
	5,222	5,186	5,335
	$207,609	$210,478	$216,739

d.
Geographic information

The users of the Company’s services are mainly from Taiwan, ROC. The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services. The geographic information for revenues was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$200,881	$204,473	$209,727
Overseas	6,728	6,005	7,012
	$207,609	$210,478	$216,739

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, and Thailand for $3,234 million and $3,212 million as of December 31, 2021 and 2022, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.
Major customers

As of December 31, 2020, 2021 and 2022, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.